Summary of Changes in Warrants (Details)		6 Months Ended	12 Months Ended
	Apr. 20, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants, Issued | shares	1,667
Weighted Average Exercise Price, Issued | $ / shares	$ 0.50
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Outstanding, Beginning balance | shares		101,937,689	7,844,329
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares		$ 0.34	$ 0.10
Number of warrants, Issued | shares		26,530,000	105,055,189
Weighted Average Exercise Price, Issued | $ / shares		$ 0.38	$ 0.34
Number of warrants, Excercised | shares		(25,000)	(10,926,828)
Weighted Average Exercise Price, Exercised | $ / shares		$ 0.09	$ 0.13
Number of warrants, Expired | shares		(50,000)	(35,001)
Weighted Average Exercise Price, Expired | $ / shares		$ 0.32	$ 0.07
Number of warrants, Outstanding, Ending balance | shares		128,392,689	101,937,689
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares		$ 0.36	$ 0.34